Loans payable, net - Narrative (FY) (Details) $ in Thousands, $ in Thousands						3 Months Ended		12 Months Ended
	Aug. 05, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 03, 2022 USD ($)	Nov. 23, 2020 CAD ($)	Nov. 20, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Nov. 20, 2020 CAD ($)
Debt Instrument [Line Items]
Proceeds from debt financing						$ 0	$ 14,700
Gain on debt extinguishment								$ 0	$ 0		$ 3,873
Impact of 20% decrease in projected revenue, decrease in carrying value								500
Non-cash interest income from SIF						0		5,673	0
Contributions								0	16,786
Debt payments						881	$ 13	21,511	31		0
Outstanding amount						9,050		9,482	12,453
SIF Loan
Debt Instrument [Line Items]
Face amount													$ 40,000
Cumulative funding												$ 36,000
Repayment rate					150.00%								150.00%
Term					15 years
Repayment benchmark year, revenue					$ 70,000
Repayment benchmark year, period					14 years
Discount percentage					26.00%								26.00%
Discount on loan									7,200
Venture Loan | Other notes payable
Debt Instrument [Line Items]
Proceeds from debt financing		$ 5,000	$ 15,000
Face amount			$ 25,000
Contributions						0		20,000	0
Debt payments	$ 21,800					0		21,808	0
Venture Loan | Prime rate | Other notes payable
Debt Instrument [Line Items]
Basis spread on variable rate			7.25%
Variable rate basis, floor			3.25%
TPC Government Loans | Other notes payable
Debt Instrument [Line Items]
Proceeds from debt financing										$ 12,500
Debt forgiven				$ 5,000
Gain on debt extinguishment											$ 3,900
Debt forgiveness, interest waived principal				2,500
Annual principal payment				$ 500
Debt modification period				5 years
Debt modification discount rate				25.00%
Debt payments								400	400
Financing of Directors and Officers Insurance | Other notes payable
Debt Instrument [Line Items]
Face amount	2,800
Contributions						0		2,893	$ 0
Debt payments						$ 900		1,500
Payment amount	$ 300
Interest rate	4.24%
Outstanding amount								$ 1,400